Stock-based Compensation	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2023
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation
Note 6. Stock-based Compensation
The Company grants certain employees and board members stock option awards where vesting is contingent upon a service period, as it believes that such awards better align the interests of its employees with those of its shareholders. Stock option awards are granted with an exercise price equal to or above the market price of the Company’s stock at the date of grant. Certain stock option awards provide for accelerated vesting if there is a change in control, as defined in the Nonstatutory Stock Option Agreement. Unvested stock options forfeit when an employee leaves the Company.
Where option awards are granted based on service periods, they generally vest quarterly based on 3 years continuous service for executive directors and employees, or 12 months continuous service for directors and have ten-year
contractual terms.
The Company also grants stock option awards where vesting is contingent upon meeting various departmental and company-wide performance goals, including FDA and CE Mark regulatory approval and certain EBITDA and funding thresholds. Such performance-based stock options are expected to vest when the performance criteria and metrics have been met. These stock options have contractual lives of ten years.
At January 31, 2023, the Company did not have an ERISA stock awards plan. So, all stock options issued to date were
Non-ERISA
Plan options and do not have any of the tax and other benefits afforded to ERISA stock option awards. In March 2023, the Company’s board of directors adopted, subject to shareholder approval, the 2023 Equity Incentive Plan (the “Equity Incentive Plan”) and, unless earlier terminated, will continue for a term of ten years. The maximum aggregate number of shares that may be issued under the Equity Incentive Plan is 2,500,000 shares of Common Stock plus (ii) any shares of Common Stock subject to options that expire or otherwise terminate without having been exercised in full, are tendered to or withheld by the Company for payment of an exercise price or for tax withholding obligations, or are forfeited to or repurchased by the Company due to failure to vest, with the maximum number of shares to be added to the Equity Incentive Plan under this clause (ii) equal to 832,195 shares of Common Stock. The number of shares of Common Stock available for issuance under the Equity Incentive Plan will be subject to automatic increase on the first day of each fiscal year (commencing with our fiscal year beginning May 1, 2024), so that the number of shares available for issuance under the Equity Incentive Plan is equal to the least of: (A) twenty-five percent (25%) of the total number of shares of all classes of Common Stock and Preferred Stock as converted to Common Stock outstanding on the last day of the immediately preceding fiscal year, and (B) a lesser number of shares determined by the Administrator (as defined in the Equity Incentive Plan). As of March 16, 2023, there have been no awards issued under the Equity Incentive Plan.

The following is a summary of service-based stock option activity during the nine months ended January 31, 2023:

	Number of Options Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life (in years)
Outstanding—April 30, 2022	254,215	$11.79	4.6
Options forfeited	(2,273)	1.16	—

Outstanding— January 31, 2023	251,942	$11.89	3.9

Non-vested at January 31, 2023	3,851	$3.31	8.9
Vested at January 31, 2023	248,091	$12.02	3.8
The following is a summary of performance-based stock option activity during the nine months ended January 31, 2023:

	Number of Options Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life (in years)
Outstanding—April 30, 2022	581,768	$5.16	7.8
Options forfeited	(1,515)	3.47	—

Outstanding— January 31, 2023	580,253	$5.16	7.1

Non-vested at January 31, 2023	432,665	$5.57	7.1
Vested at January 31, 2023	147,588	$3.97	7.1
As of January 31, 2023, there was approximately $3,600 of unrecognized compensation costs related to non-vested
service-based Common Stock options and approximately $1,699,000 of unrecognized compensation costs related to non-vested
performance-based Common Stock options.

Note 7 – Stock-based Compensation
The Company grants certain employees and board members stock option awards where vesting is contingent upon a service period, as it believes that such awards better align the interests of its employees with those of its shareholders. Stock option awards are granted with an exercise price equal to or above the market price of the Company’s stock at the date of grant. Certain stock option awards provide for accelerated vesting if there is a change in control, as defined in the Nonstatutory Stock Option Agreement. Unvested stock options forfeit when an employee leaves the Company.
Where option awards are granted based on service periods, they generally vest quarterly based on 3 years continuous service for executive directors and employees, or 12 months continuous service for directors and have
10-year
contractual terms. During the years ended April 30, 2022 and 2021, the Company granted 9,848 and 3,030 shares of common stock awards to employees based on service periods, respectively.
The Company also grants stock option awards where vesting is contingent upon meeting various departmental and company-wide performance goals, including FDA and CE Mark regulatory approval and certain EBITDA and funding thresholds. Such performance-based stock options are expected to vest when the performance criteria and metrics have been met. These stock options have contractual lives of ten years. During the years ended April 30, 2022 and 2021, the Company granted 159,621 and 145,758 performance-based stock option awards, respectively.
The Company does not have an ERISA stock awards plan. So, all stock options issued are
Non-ERISA
Plan options and do not have any of the tax and other benefits afforded to ERISA stock option awards.
The following table summarizes the Company’s service-based stock options:

	Number of Options Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life (in years)
Outstanding - April 30, 2020	248,837	$12.44	6.5
Options granted	3,030	$1.16	9.5

Outstanding - April 30, 2021	251,867	$12.30	5.5
Options granted	9,848	$2.93	9.8
Options forfeited	(7,500)	$15.18	—

Outstanding - April 30, 2022	254,215	$11.79	4.6

Non-vested at April 30, 2022	10,126	$2.89	9.5
Vested at April 30, 2022	244,089	$12.16	4.4
The Company estimates fair values of service-based stock options using the Black-Scholes option-pricing model on grant date. The principal assumptions used in applying this model were as follows:

	April 30, 2022	April 30, 2021
Risk free interest rate	1.72%	1.08%
Volatility	55.0%	53.0	% -66.2%
Dividend yield	—	—
Weighted average expected term (in years)	4.6	9.5

The following summarizes the Company’s performance-based stock options:

	Number of Options Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life (in years)
Outstanding - April 30, 2020	285,101	$8.20	8.2
Options granted	145,758	$1.16	9.5
Options forfeited	(3,788)	$6.25	—

Outstanding - April 30, 2021	427,071	$5.81	8.1
Options granted	159,621	$3.47	—
Options forfeited	(4,924)	$6.63	9.8

Outstanding - April 30, 2022	581,768	$5.16	7.8

Non-vested at April 30, 2022	497,626	$5.30	8.1
Vested at April 30, 2022	84,142	$4.34	6.6
The Company estimates fair values of performance-based stock options using the Black-Scholes option-pricing model on grant date. The principal assumptions used in applying this model were as follows

	April 30, 2022	April 30, 2021
Risk free interest rate	1.72%	1.08%
Volatility	55.0%	53.0	% -66.2%
Dividend yield	—	—
Weighted average expected term (in years)	7.8	8.1
As of April 30, 2022 and as of April 30, 2021, there was approximately $1,845,000 and $1,569,000 of unrecognized compensation costs related to non-vested
performance-based common stock options and approximately $11,700 and $1,800 of unrecognized compensation costs related to non-vested
service-based common stock options.
The following is a summary of stock-based compensation expense:

	For the years ended April 30
	2022	2021
Research and Development	$4,232	$15,229
Selling, General and Administrative	64,163	9,446

	$68,396	$24,675